Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events
19.	Subsequent events:

(a)	On January 14, 2013, the Company declared a quarterly dividend of $0.59375 and $0.25948 per Series C and Series D preferred share, representing a distribution of $8,313,000 and $806,000 respectively. The dividends were paid on January 30, 2013 to all shareholders of record on January 29, 2013.

(b)	On January 16, 2013, the Company announced that it signed contracts for the construction of five 14000 TEU class newbuilding containerships at Hyundai Heavy Industries Co., Ltd. The vessels are scheduled for delivery in 2015 and will be constructed using the Company’s fuel efficient SAVER design. Concurrently with executing the newbuilding contracts, the Company signed 10-year, fixed-rate time charters for these vessels with Yang Ming Marine Transport Corporation (“Yang Ming”). After the initial 10-year charter periods, Yang Ming may extend the charter for each vessel up to an additional two years. Pursuant to its right of first refusal agreement with the Vehicle, and Blue Water Commerce LLC, the Company will retain three of the 14000 TEU class newbuilding containerships and the Vehicle will acquire the remaining two vessels. With this transaction 195,405 shares became issuable in connection with the acquisition of the Manager (note 3).

(c)	On January 23, 2013, the Company announced that it signed contracts for the construction of four 10000 TEU class newbuilding containerships at Jiangsu New Yangzi Shipbuilding Co., Ltd. and Jiangsu Yangzi Xinfu Shipbuilding Co., Ltd. The vessels are scheduled for delivery in 2014 and will be constructed using the Company’s fuel efficient SAVER design. Concurrently with executing the newbuilding contracts, the Company signed long term, fixed-rate time charters for these vessels with Mitsui O.S.K. Lines, Ltd. (“MOL”). In connection with this transaction, the Company has also agreed to purchase from MOL four 2003-built 4600 TEU class second hand vessels, for delivery in the second half of 2013 and first quarter of 2014, and has signed two-year short-term fixed-rate time charters for these vessels with MOL. Pursuant to its right of first refusal agreement with the Vehicle, and Blue Water Commerce LLC, the Company will retain two of the 10000 TEU class newbuilding containerships and two of the second hand vessels and the Vehicle will acquire the remaining four vessels. With this transaction 312,648 shares became issuable in connection with the acquisition of the Manager (note 3).

(d)	On January 28, 2013, the Company entered into a LIBOR-based term loan facility with a leading Chinese bank of up to $340,000,000 to be used towards refinancing of existing vessels and swap liabilities. The facilities bear interest at LIBOR plus a margin.

(e)	On February 7, 2013, the Company declared a quarterly dividend of $0.25 per common share, representing a distribution of $15,796,000. The dividend was paid on February 27, 2013 to all shareholders of record as of February 19, 2013. Of the $15,796,000 distribution $9,174,000 was paid in cash and $6,622,000 was reinvested through the DRIP.